Discontinued operations - Schedule of Assets and Liabilities of Disposal Group Disposed of By Sale (Details) - Ifrs Discontinued Operations, Disposed Of By Sale [Member] ¥ in Thousands	Aug. 31, 2024 CNY (¥)
RMB’000
Disposal consideration receivable	¥ 53,778
Carrying amount of net assets sold	(37,940)
Gain on sale before income tax	15,838
Income tax expense on gain	0
Gain on sale after income tax	15,838
Cash and cash equivalents	1,647
Trade receivables	29,830
Contract assets	23,647
Inventories	9,145
Prepayments, other receivables and other assets	6,993
Right-of-use assets	3,161
Property, plant and equipment	296
Intangible assets	8,946
Goodwill	40,522
Other non-current assets	421
Total assets	124,608
Borrowings	(6,965)
Current lease liabilities	(1,535)
Trade payables	(15,420)
Income tax payables	(2,066)
Other payables and accruals	(57,460)
Non-current lease liabilities	(2,133)
Deferred tax liabilities	(1,267)
Total liabilities	(86,846)
Net assets	37,762
Equity holders of the Company	37,940
Non-controlling interests	¥ (178)